UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     	Calypso Capital Management, LP
Address:  	135 East 57th Street
		20th Floor
		New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Liew
Title:     Chief Compliance Officer
Phone:     212-371-1599
Signature, Place and Date of Signing:

Susan Liew,	New York, NY,	August 14, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    511946

                                                                FORM 13F INFORMATION TABLE


                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS     SOLE  SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- ---------    ----- ------  ------
D COGNIZANT TECHNOLOGY  SOLUTION COMMON STOCK     192446102     6845   101597 SH       OTHER                     0      0   101597
D CORUS BANKSHARES INC  COM STK  OPTIONS - CALLS  99AC68XF3     1964    75000 SH  CALL OTHER                     0      0    75000
D ESCHELON TELECOM INC  COM STK  COMMON STOCK     296290109     4896   316502 SH       OTHER                     0      0   316502
D FIRST REGL BANCORP  COM STK    COMMON STOCK     33615C101     7651    86945 SH       OTHER                     0      0    86945
D NASDAQ-100 INDEX TRC KNG STCK  US ETF'S - US TR 631100104    14609   376800 SH       OTHER                     0      0   376800
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O94W4B5    11631   300000 SH  PUT  OTHER                     0      0   300000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O94W4C3    38770  1000000 SH  PUT  OTHER                     0      0  1000000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O94W4D1    14609   376800 SH  PUT  OTHER                     0      0   376800
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O963RD8     9693   250000 SH  PUT  OTHER                     0      0   250000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O963RF3    38770  1000000 SH  PUT  OTHER                     0      0  1000000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O963RG1    19385   500000 SH  PUT  OTHER                     0      0   500000
D NEWCASTLE INVT CORP NEW COM RE REITS/RICS       65105M108     7626   301200 SH       OTHER                     0      0   301200
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O94WR53    31808   250000 SH  PUT  OTHER                     0      0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O94WR95    31808   250000 SH  PUT  OTHER                     0      0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O94WRB0    31808   250000 SH  PUT  OTHER                     0      0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O94WRC8    31808   250000 SH  PUT  OTHER                     0      0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O94WRD6    95423   750000 SH  PUT  OTHER                     0      0   750000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O964GN6    31808   250000 SH  PUT  OTHER                     0      0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O964GP1    31808   250000 SH  PUT  OTHER                     0      0   250000
D SOVEREIGN BANCORP IN C COM STK COMMON STOCK     845905108    14631   720400 SH       OTHER                     0      0   720400
D TIM PARTICPACOES S A  SPONS AD ADRS ADR PREFERR 88706P106    10312   374300 SH       OTHER                     0      0   374300
D VIMPEL COMMUNICATION S OJSC  M ADRS STOCKS      68370R109    16903   368890 SH       OTHER                     0      0   368890
D VIVO PARTICPS                  ADRS STOCKS      92855S101     7380  3000000 SH       OTHER                     0      0  3000000
S REPORT SUMMARY                 23 DATA RECORDS              511946        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED